ADOPTION OF NEW ACCOUNTING STANDARDS (Notes)	12 Months Ended
Dec. 31, 2018
Accounting Changes and Error Corrections1 [Abstract]
ADOPTION OF NEW ACCOUNTING STANDARDS
ADOPTION OF NEW ACCOUNTING STANDARDS
These consolidated financial statements have been prepared following the same accounting policies and methods of computation as the audited annual consolidated financial statements for the year ended December 31, 2017, except for the following new accounting standards and amendments to standards and interpretations, which were effective January 1, 2018, and were applied in preparing the consolidated financial statements for the year ended December 31, 2018. These are summarized as follows:
IFRS 15 - Revenue from Contracts with Customers
In May 2014, the IASB issued IFRS 15 - Revenue from Contracts with Customers ("IFRS 15"), which replaces IAS 11 - Construction Contracts and IAS 18 - Revenue. The objective of IFRS 15 is to establish a single, principles-based model to be applied to all contracts with customers in determining how and when revenue is recognized. IFRS 15 also requires entities to provide users of financial statements with more informative and relevant disclosures.
The Company adopted IFRS 15 effective January 1, 2018, with no adjustment to its consolidated financial statements. In accordance with IFRS 15, the Company has changed its accounting policy with respect to revenue recognition as follows:
The Company recognizes revenue when it transfers control of a product to the customer. The principal activity from which the Company generates its revenue is the sale of gold to third parties. Delivery of the gold is considered to be the only performance obligation. Revenues are measured based on the consideration specified in the contract with the customer.
IFRS 9 - Financial Instruments
In July 2014, the IASB issued the final version of IFRS 9 (2014) - Financial Instruments (“IFRS 9”) to replace IAS 39 - Financial Instruments: Recognition and Measurement. Effective April 1, 2014, the Company early adopted all of the requirements of IFRS 9 (2013), which was the previously issued version of IFRS 9.
The Company adopted IFRS 9 effective January 1, 2018, with no adjustment to its consolidated financial statements.
IFRS 9 has a single, forward-looking ‘expected credit loss’ model for assessing impairment of financial assets (the “ECL model”), as opposed to an incurred loss model under IFRS 9 (2013). The application of the ECL model had minimal impact on the consolidated financial statements of the Company as the credit risk related to the financial assets of the Company is low and historically, customer defaults have been negligible.
IFRIC 22 - Foreign Currency Transactions and Advance Consideration
In December 2016, the IASB issued IFRIC Interpretation 22 - Foreign Currency Transactions and Advance Consideration. The interpretation clarifies which date should be used for translation of a foreign currency transaction when an entity recognizes a non-monetary asset or non-monetary liability arising from the payment or receipt of advance consideration before the entity recognizes the related asset, expense or income (or part of it).
The interpretation was applicable for annual periods beginning on or after January 1, 2018. The Company adopted the interpretation effective January 1, 2018, with no adjustment to its consolidated financial statements.
NEW ACCOUNTING STANDARDS ISSUED BUT NOT YET EFFECTIVE
The following new accounting standards were not yet effective for the year ended December 31, 2018, and have not been applied in preparing these consolidated financial statements.
IFRS 16 - Leases
In January 2016, the IASB issued IFRS 16 - Leases ("IFRS 16").  The objective of IFRS 16 is to recognize substantially all leases on balance sheet for lessees. IFRS 16 requires lessees to recognize a "right-of-use" asset and a lease liability calculated using a prescribed methodology, except for short-term leases and leases with low value underlying assets. In addition, the nature and timing of expenses related to leases will change, as IFRS 16 replaces the straight-line operating leases expense with the depreciation expense for the assets and interest expense on the lease liabilities. The effective date of IFRS 16 is for annual periods beginning on or after January 1, 2019. A lessee can choose to apply IFRS 16 using either a full retrospective or a modified retrospective approach.
The Company will adopt IFRS 16 for the annual period beginning January 1, 2019 using the modified retrospective approach which does not require restatement of comparative periods. Instead, the cumulative impact of applying IFRS 16 will be accounted for as an adjustment to equity at the beginning of 2019. The Company elected to apply the practical expedient to grandfather its previous assessment of which existing contracts are, or contain, leases.
The Company expects IFRS 16 will result in the recognition of additional right of use assets and lease liabilities on the balance sheet, a decrease in lease expense and a corresponding increase in depreciation and interest expenses. The Company also expects cash flows from operating activities to increase under IFRS 16 as lease payments for substantially all leases will be recorded as financing outflows in the Consolidated statement of cash flows as opposed to operating cash flows.
The Company has substantially completed its assessment of existing operating leases and will finalize its assessment and report more detailed information in its first quarter 2019 consolidated interim financial statements.
IFRIC 23 - Uncertainty over Income Tax Treatments
In June 2017, the IASB issued IFRIC Interpretation 23 - Uncertainty over Income Tax Treatments. This interpretation provides guidance on the accounting for current and deferred tax liabilities and assets in circumstances in which there is uncertainty over income tax treatments. The interpretation is applicable for annual periods beginning on or after January 1, 2019. The Company will adopt the interpretation for the annual period beginning on January 1, 2019, and expects that there will be no material impact on the Company's consolidated financial statements.